Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities	OTHER PAYABLES AND ACCRUED LIABILITIES
Other payables and accrued liabilities are detailed below:

	December 31, 2023	December 31, 2022
Employee related liabilities	679	599
Employee compensated absences	228	196
Taxes other than income taxes	81	68
Advances from customers	186	225
Liabilities related to public funding	96	37
Derivative instruments	4	35
Defined benefit and contribution plans	49	39
Royalties	30	32
Current operating lease liabilities	58	52
Others	114	102
Total	1,525	1,385
Advances from customers are primarily related to multi-annual capacity reservation and volume commitment agreements signed in 2023 and 2022 with certain customers. Some of these arrangements include take-or-pay clauses, according to which the Company is entitled to receive the full amount of the contractual committed fees in case of non-compliant orders from those customers. Certain agreements include penalties in case the Company is not able to fulfill its contractual obligations. No significant provision for those penalties was reported on the consolidated balance sheets as of December 31, 2023 and December 31, 2022.
Liabilities related to public funding are described in Note 7.
Derivative instruments are further described in Note 26.
Defined benefit and defined contribution plans and other long-term employee benefits are further described in Note 16.
Lease liabilities are described in Note 11.